Consolidated Statements of Shareholders' Equity (USD $)	8 Months Ended	11 Months Ended	20 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013
Beginning Balance, Amount	$ 0	$ 0	$ 0
Purchase of Sulfatos Chile, shares		5,960,758
Reverse merger adjustments, amount		(24,635)
Power-Save disposal adjustments		41,496
Stocks issued for cash, Amount		3,450,000
Stocks issued for debt conversion, Amount		160,000
Gain on currency conversion		1,217,828
Net loss	(3,311,969)	(4,386,993)	(7,492,931)
Preferred Stock
Beginning Balance, Amount	0	0	0
Beginning Balance, Shares	0	0	0
Stocks issued for cash, Amount		175
Stocks issued for cash, Shares		175,000
Stocks issued in preferred stock conversion, Amount		(175)
Stocks issued in preferred stock conversion, Shares		(175,000)
Common Stock
Beginning Balance, Amount	0	0	0
Stocks issued to Founders, Amount		60,000
Stocks issued to Founders, Shares		60,000,000
Reverse merger adjustments, amount		2,856
Reverse merger adjustments, shares		2,856,426
Stocks issued for cash, Amount		7,898
Stocks issued for cash, Shares		7,898,395
Stocks issued in preferred stock conversion, Amount		17,500,000
Stocks issued for debt conversion, Amount		177,714
Stocks held in trust returned to treasury, Amount		(62,917)
Additional Paid-In Capital
Beginning Balance, Amount	0	0	0
Stocks issued to Founders, Amount		(60,000)
Purchase of Sulfatos Chile, shares		2,696,455
Reverse merger adjustments, amount		(27,491)
Power-Save disposal adjustments		41,496
Stocks issued for cash, Amount		3,441,927
Stocks issued in preferred stock conversion, Amount		17,500
Stocks issued for debt conversion, Amount		178
Stocks held in trust returned to treasury, Amount		(63)
Minority Interest
Beginning Balance, Amount	0	0	0
Purchase of Sulfatos Chile, shares		3,264,303
Stocks issued in preferred stock conversion, Amount		(17,325)
Stocks issued for debt conversion, Amount		159,822
Stocks held in trust returned to treasury, Amount		63
Net loss		(1,259,114)
Other Comprehensive Income
Beginning Balance, Amount	0	0	0
Gain on currency conversion		1,217,828
Deficit Accumulated During Development Stage
Beginning Balance, Amount	0	0	0
Net loss		$ (3,127,879)